INCOME PLUS PORTFOLIO | INCOME PLUS PORTFOLIO | Y
INCOME PLUS PORTFOLIO
Investment Objectives
The Portfolio seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities.
As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.
Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total Annual Portfolio Operating Expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Y INCOME PLUS PORTFOLIO
Advisory Fee	0.42%
Distribution and/or Shareholder Service (12b-1) Fee	0.25%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.86%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Y INCOME PLUS PORTFOLIO	88	274	477	1,061

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will normally invest at least 80% of its assets in (i) U.S. government securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, (ii) debt securities rated at the time of purchase within the four highest bond rating categories ("investment grade") by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not rated, determined to be of comparable quality by the "Adviser," Morgan Stanley Investment Management Inc., and (iii) Yankee government bonds rated at the time of purchase within the four highest rating categories by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. While the Portfolio retains the flexibility to invest in the foregoing securities, it currently expects that its investment portfolio will consist primarily of investment grade corporate bonds.

The Portfolio may also invest up to 20% of its net assets in debt securities rated below investment grade by Moody's or S&P or, if not rated, determined to be of comparable quality by the Adviser. Securities rated below investment grade are commonly known as "junk bonds." The Portfolio may also invest in convertible securities.

The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio will limit its investments in non-U.S. dollar-denominated securities to 30% of the Portfolio's assets.

The Portfolio is not limited as to the maturities of the U.S. Government and other debt securities in which it may invest.

In making investment decisions for the Portfolio, the Adviser considers both domestic and international economic developments, interest rate trends and other factors. The Adviser evaluates technical considerations such as the relative supply of and demand for corporate notes and U.S. Treasury and agencies issues before it decides upon an asset allocation. Similarly, the assessment of the strength of individual companies that issue corporate debt and the overall country risk of sovereign debt obligations contribute to the decision-making process.

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. These derivative instruments will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objectives and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Portfolio is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• U.S. Government Securities. The U.S. government securities in which the Portfolio invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

• Liquidity. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Lower Rated Fixed-Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress and an increased incidence of default. In the event of a default, the Portfolio may incur additional expenses to seek recovery.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by use of foreign currency forward exchange contracts, the precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class Y shares from year-to-year and by showing how the average annual returns of the Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.

Annual Total Returns-Calendar Years

High Quarter	6/30/09:	11.42%
Low Quarter	9/30/08:	–8.51%

Average Annual Total Returns For Periods Ended December 31, 2012
Average Annual Returns Y		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INCOME PLUS PORTFOLIO		13.82%	7.63%	6.53%
INCOME PLUS PORTFOLIO Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)	[1]	9.82%	7.87%	6.33%
[1]	The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment-grade, fixed-rate, taxable, corporate bond market. It is not possible to invest directly in an index.